Net Earnings (Loss) Per Share - Reconciliation of Net Loss per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020
Numerator:
Net income (loss) attributable to common stockholders — basic and diluted	$ 42,707	$ (16,165)	$ (125,874)	$ (39,650)
Increase in fair value of Private Placement Warrants	(67,800)	0
Net loss attributable to common stockholders — Diluted	$ (25,093)	$ (16,165)
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share of common stock, basic	151,648,439	95,816,889
Dilutive effect of Private Placement Warrants	1,690,023	0
Weighted-average shares outstanding used in computing net loss per share of common stock, diluted	153,338,462	95,816,889
Weighted-average shares outstanding used in computing net loss per share of common stock, basic and diluted			117,218,893	80,367,324
Net income (loss) per share of common stock:
Basic	$ 0.28	$ (0.17)
Diluted	$ (0.16)	$ (0.17)
Net loss per share, basic and diluted			$ (1.07)	$ (0.49)